Note D - Concentration of Risk (Details) - Revenue Concentration Risk by Major Customer	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Revenue, Major Customer [Line Items]
Customer	10.00%
Customer A [Member]
Revenue, Major Customer [Line Items]
Customer	31.00%		15.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Customer	18.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Customer		[1]	43.00%

[1]	Less than 10% of total revenue